FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	$ 708,470	$ 348,905
Other non-current financial liabilities	6,939,288	5,721,712
Other financial liabilities	7,647,758	6,070,617
Current lease liabilities	55,823	55,851
Non-current lease liabilities	959,237	672,139
Lease liabilities	1,015,060	727,990
Trade and other current payables	1,052,678	756,534
Trade and other non-current payables	77,637	61,517
Trade and other payables	1,130,315	818,051
Current financial liabilities	1,816,971	1,161,290
Non-current financial liabilities	7,976,162	6,455,368
Financial liabilities	9,793,133	7,616,658
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	163,130	60,710
Current lease liabilities	18,605	15,116
Trade and other current payables	1,012,436	752,410
Current financial liabilities	1,194,171	828,236
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	545,340	288,195
Current lease liabilities	37,218	40,735
Trade and other current payables	40,242	4,124
Current financial liabilities	622,800	333,054
Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	1,156,587	1,686,157
Non-current lease liabilities	98,028	104,578
Trade and other non-current payables	69,534	48,965
Non-current financial liabilities	1,324,149	1,839,700
Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	1,405,814	885,612
Non-current lease liabilities	83,634	70,490
Trade and other non-current payables	612	7,581
Non-current financial liabilities	1,490,060	963,683
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	4,376,887	3,149,943
Non-current lease liabilities	777,575	497,071
Trade and other non-current payables	7,491	4,971
Non-current financial liabilities	5,161,953	3,651,985
Bonds obligations [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	325,234	87,261
Other non-current financial liabilities	5,977,320	4,630,415
Other financial liabilities	6,302,554	4,717,676
Financial liabilities	2,901,520		$ 1,819,427
Bonds obligations [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	0	19,739
Bonds obligations [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	325,234	67,522
Bonds obligations [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	731,936	768,767
Bonds obligations [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	1,082,853	711,705
Bonds obligations [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	4,162,531	3,149,943
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	311,699	248,827
Other non-current financial liabilities	944,467	902,196
Other financial liabilities	1,256,166	1,151,023
Bank Borrowings [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	91,845	28,154
Bank Borrowings [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	219,854	220,673
Bank Borrowings [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	414,511	728,289
Bank Borrowings [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	322,845	173,907
Bank Borrowings [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	207,111	0
Swap and forward [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	2,377	12,817
Other non-current financial liabilities	17,501	189,101
Other financial liabilities	19,878	201,918
Swap and forward [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	2,125	12,817
Swap and forward [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	252	0
Swap and forward [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	10,140	189,101
Swap and forward [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	116	0
Swap and forward [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	7,245	0
Other financial liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	69,160
Other financial liabilities	69,160
Other financial liabilities [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	69,160
Other financial liabilities [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	0
Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	55,823	55,851
Non-current lease liabilities	959,237	672,139
Lease liabilities	1,015,060	727,990
Lease Liablities [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	18,605	15,116
Lease Liablities [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	37,218	40,735
Lease Liablities [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	98,028	104,578
Lease Liablities [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	83,634	70,490
Lease Liablities [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	777,575	497,071
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	1,043,241	745,971
Trade and other non-current payables	53,713	35,310
Trade and other payables	1,096,954	781,281
Trade and other payables [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	1,002,999	741,847
Trade and other payables [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	40,242	4,124
Trade and other payables [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	53,713	35,310
Trade and other payables [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Trade and other payables [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Accounts payable to related companies [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	9,437	10,563
Trade and other non-current payables	23,924	26,207
Trade and other payables	33,361	36,770
Accounts payable to related companies [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	9,437	10,563
Accounts payable to related companies [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	0	0
Accounts payable to related companies [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	15,821	13,655
Accounts payable to related companies [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	612	7,581
Accounts payable to related companies [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	$ 7,491	$ 4,971